Short-term borrowings and long-term debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 1,900,499
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	335,332
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	2,148,534
Unused long-term lines of credit	7,223,398
Debt interest expense	377,310	¥ 347,030	¥ 316,054
Commercial Paper
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 560,218
Currency, U.S. Dollar
Debt Instrument [Line Items]
Percentage of debt	49.00%
Currency, Japanese Yen
Debt Instrument [Line Items]
Percentage of debt	12.00%
Currency, Australian Dollar
Debt Instrument [Line Items]
Percentage of debt	9.00%
Other Foreign Currency Denominated Debt
Debt Instrument [Line Items]
Percentage of debt	30.00%